1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

ALEXANDER C. KARAMPATSOS alexander.karampatsos@dechert.com +1 202 261 3402 Direct

April 10, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	GoldenTree Opportunistic Credit Fund

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2

File Nos. 333-284624 and 811-24046

Ladies and Gentlemen:

Enclosed for filing on behalf of GoldenTree Opportunistic Credit Fund (the “Fund”), a newly organized closed-end management investment company, is Pre-Effective Amendment No. 1 to the Fund’s registration statement under the Securities Act of 1933 (“Securities Act”) and Amendment No. 1 to the Fund’s registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). This filing is being made for the purposes of: (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) in connection with the Fund’s Registration Statement; (ii) completing certain items required to be included in the Registration Statement; and (iii) making certain other changes to the Registration Statement.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a subsequent pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3402.

Sincerely,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos